UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-22483

Copeland Trust

(Exact name of registrant as specified in charter)

Eight Tower Bridge 161 Washington St., Suite #1650, Conshohocken, PA 19428

(Address of principal executive offices)

(Zip code)

Gemini Fund Services, LLC., 80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

11/30

Date of reporting period: 5/31/14

Item 1.  Reports to Stockholders.

COPELAND RISK MANAGED DIVIDEND GROWTH FUND
COPELAND INTERNATIONAL RISK MANAGED DIVIDEND GROWTH FUND

Semi-Annual Report

May 31, 2014

Investor Information: 1-888-9-COPELAND

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Copeland Risk Managed Dividend Growth Fund or the Copeland International Risk Managed Dividend Growth Fund.  Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC

Member FINRA

Copeland Risk Managed Dividend Growth Fund Semi-Annual Report

May 31, 2014

Dear Fellow Shareholders:

Copeland Capital Management is pleased to review the performance of the Risk Managed Dividend Growth Fund from December 1, 2013 through May 31, 2014.

During the six month period, the Fund delivered a positive 7.1% return, largely in line with the 7.6% advance posted by the S&P 500 Index. We are pleased with the performance which came during a period when dividend growth stocks in general, as measured by the NASDAQ US Broad Dividend Achievers Index, underperformed the broader indices.

Strong stock selection in the Energy and Utilities segments of the market contributed to Fund performance over the six month stretch. Specifically, contract driller Helmerich & Payne (HP, 2.3%) was the strongest performer in advancing over 44%. The company is benefiting from the oil and gas production revival in North America and has deployed record profits to boost its dividend three times in five quarters for a total increase of 317%. A technological edge over competitors has allowed Helmerich & Payne to garner higher rig rates and expand margins. Also benefitting from the domestic energy renaissance was pipeline company Sunoco Logistics Partners (SXL, 2.4%) which rose just over 32% during the six month period. The company is organized as a master limited partnership ("MLP") which passes its income directly to investors. Strong growth in distributable cash flow has allowed Sunoco Logistics to increase its annual distribution by over 18% per year over the last three years, well in excess of the 5-7% growth offered by the typical MLP. The company is well positioned to transport, store and export the copious supplies of oil and natural gas being discovered in the Pennsylvania, Texas and North Dakota shale basins.

On the downside, Fund holding NuSkin (NUS, 1.8%) was the worst performer in the Fund,

falling just over 42% during the period. The direct seller of anti-aging personal care products and nutritional supplements was recently fined $540,000 by Chinese officials for overstating the potential benefits of some of its products. While we expect that this recent development will weigh on growth in the key Chinese market, we find the sell-off to be overdone and continue to hold shares of NuSkin in the Fund. Fund holding PetSmart (PETM, 1.6%) also detracted from performance as weaker than expected quarterly results from the nation's largest specialty retailer of pet foods, supplies and services precipitated a 22% drop in the share price. Heightened competition from online retailers and an accompanying weakness in store traffic levels are impacting results. The company is focused on improving its online presence and enhancing its product line-up to reinvigorate store traffic. In the meantime, PetSmart continues to generate strong free cash flow and has consistently rewarded shareholders with meaningful dividend increases in recent years.

The market uptrend has now surpassed five years in duration. Reflective of the positive backdrop, all nine of our quantitative sector signals have maintained a positive rating dating back to the Summer of 2012. As such, the Fund has remained fully invested and equally weighted across each of the sectors of the S&P 500 during this timeframe. Our positioning has allowed the Fund to participate in the ongoing market upturn. Recent market gains have been largely fueled by expanding price to earnings ratios as opposed to underlying earnings growth. The U.S. Federal Reserve ("Fed") has continued to bolster the economy with a record low Fed Funds rate. Inflation remains quiescent, giving the Fed the latitude to continue its stimulative policies. Ongoing strength in the Ten Year Treasury Note continues to confound investors as the yield fell roughly 30 basis points to 2.47% during the six month period. The many crosscurrents currently influencing the equity markets suggest to us that future market gains will be more difficult to come by than those registered to date.

Irrespective of the near term market trends, we at Copeland remain intently focused on the long-term prospects of companies held in the Fund, with a particular emphasis on the capacity of each to continue to grow the dividend over time. We continue to favor companies that retain noteworthy competitive advantages in their respective industries, are cash generative, and are overseen by managements with capital allocation discipline and an eye on the shareholder. In addition, we continue to scour the domestic universe of consistent dividend growers in order to identify new potential investments for the Fund. It is our belief that our dividend growth philosophy, with its balance of growth orientation and defensive characteristics, will serve shareholders well in the future.

Thank you for the confidence you have placed in Copeland and for your investment in the Risk Managed Dividend Growth Fund.

May 31, 2014

The S&P 500 Index:  an unmanaged composite of 500 large capitalization companies.  This index is widely used by professional investors as a performance benchmark for large-cap stocks.  You cannot invest directly in an index.

The NASDAQ US Broad Dividend Achievers Index:  comprised of US exchange traded stocks that have increased their annual dividend payments for the last ten or more years.  Companies are selected based on liquidity and is calculated using a modified market capitalization weighting methodology.  You cannot invest directly in an Index.

Holdings are for informational purposes only and should not be deemed a recommendation to buy. Holdings are subject to change, may not be representative of current holdings, and are subject to risk.

NLD Review Code: 1137-NLD-6/20/2014

* Footnote:  Cash percentage may differ from the Generally Accepted Accounting

Principals reflected in the Portfolio of Investments.

Top Five Performers thru 5/31/14	% of Portfolio at 5/31/14
Helmerich & Payne Inc (HP)	2.3%
Sunoco Logistics Partners LP (SXL)	2.4%
ONEOK Inc (OKE)	2.3%
Union Pacific Corp (UNP)	2.1%
Lazard Ltd Cl A (LAZ)	2.0%

Bottom Five Performers thru 5/31/14	% of Portfolio at 5/31/14
Nu Skin Enterprises Inc A (NUS)	1.8%
PetSmart Inc (PETM)	1.6%
TJX Companies Inc (TJX)	1.7%
Core Laboratories N.V. (CLB)	1.4%
Costco Wholesale Corp (COST)	1.8%

Top Ten Holdings - 5/31/14	% of Portfolio
Qualcomm, Inc (QCOM)	2.5%
Sunoco Logistics Partners LP (SXL)	2.4%
AmTrust Financial Services (AFSI)	2.3%
Airgas (ARG)	2.3%
VISA (V)	2.3%
ONEOK Inc (OKE)	2.3%
Ecolab (ECL)	2.3%
Helmerich & Payne Inc (HP)	2.3%
Monsanto (MON)	2.2%
CVS Caremark (CVS)	2.2%

Holdings are for informational purposes only and should not be deemed a recommendation to buy.  Holdings are subject to change, may not be representative of current holdings, and are subject to risk.

Copeland International Risk Managed Dividend Growth Fund Semi-Annual Report

May 31, 2014

Dear Fellow Shareholders:

Copeland Capital Management is pleased to provide an update on the International Risk Managed Dividend Growth Fund for the six months ended May 31, 2014, the first half of the Fund's fiscal year.  The Fund delivered an 8.7% return during this time period, which compared favorably to the 4.7% gain posted by the benchmark, the MSCI All-Country World ex-US Index.

Strong stock selection in the Health Care and Industrials segments of the market were the biggest contributors to the outperformance of the Fund over the past six months.  Health Care, a classic dividend-growth oriented segment of the market, boosted Fund results on the heels of strong gains in a number of holdings including Coloplast (1.9%).  The Danish company is the world's leading provider of ostomy and continence care products.  Following healthy growth in recent years, Coloplast increased its guidance for organic growth in 2014 to 9%.  Among Industrials holdings, which in general benefited from an improved manufacturing climate and acceleration in capital expenditures, Fund performance was aided in particular by its holding in Cobham (2.5%).  A UK-based defense and commercial aerospace operator, Cobham contributed to Fund results in the period owing to a pick-up  in long-term growth expectations following subdued end-market demand in recent years in the US defense market.

The  Consumer Discretionary sector was the only market segment detracting from Fund results during the semi-annual reporting period.  Shenzhou International Group Holdings (0.0% - sold during period), a knitwear manufacturer headquartered in China, was  liquidated following overall Emerging Markets weakness early in the year, a function of changes to Copeland's tactical sector signals.  Inditex (0.0% - sold during period), the Spanish fast-fashion retailer, was weak during the period as a result of negative foreign exchange effects, as well as a slowdown in its Emerging Markets operations.

Under normal market conditions, the Fund targets an 80% weight in Developed Markets and 20% in Emerging Markets. Within each of the Developed Market and Emerging Market regions, the Fund utilizes Copeland's risk management overlay to determine sector allocation.  Copeland's quantitative model generates "buy" and "sell" sector signals in each region based on volatility-adjusted moving averages.  The Fund takes an equal weighted approach to all "buy" rated sectors in the quantitative model, irrespective of their relative weights within the benchmark.  No investment exposure is maintained in sectors with a negative ranking.  During a few months in early 2014, "sell" signals in a number of Emerging Market sectors resulted in a below-target weighting to the region.  At present, the Fund is fully exposed to the target weightings in Developed and Emerging Markets.

As we assess the remainder of 2014, we expect non-US market volatility to remain elevated due to the still somewhat subdued nature of the global economic recovery.  This is particularly evident in Asia, where decelerating growth in China is now supplemented by uncertain prospects for Japan post a spring hike in the consumption tax and the flagging influence of last year's "Abenomics", the Prime Minister's economic recovery plan.  Offsetting this fundamental backdrop is the accommodative stance of the European Central Bank, which is highly focused on the prevailing deflationary threats facing the Continent, as well as the still generally healthy condition of the US economy.  With bond yields worldwide still significantly below long-term averages, equity market valuations overseas also remain supportive of share prices, particularly in the Emerging Markets.

Irrespective of the near term trends in international markets, we at Copeland remain focused on the long-term prospects of companies held in the Fund, with a particular emphasis on the capacity of each to continue to grow the dividend over time.  We continue to favor companies that retain noteworthy competitive advantages in their respective industries, are cash generative, and are overseen by managements with capital allocation discipline and an eye on the shareholder.  In addition,  we continue to scour the universe of consistent non-US dividend growers in order to identify new potential investments for the Fund.   We are hopeful that our dividend growth philosophy, with its balance of growth orientation and defensive characteristics, will serve shareholders well in the future.

Thank you for the confidence you have placed in Copeland and for your investment in the International Risk Managed Dividend Growth Fund.

May 31, 2014

MSCI All-Country World ex-US Index: a market capitalization-weighted index designed to provide a broad measure of stock performance throughout the world, with the exception of U.S.-based companies. It includes both developed and emerging markets.  MSCI Inc., formerly Morgan Stanley Capital International, the owner of the trademark service marks and copyrights, created and maintains the MSCI Indexes.  You cannot invest directly in an Index. Index returns are unmanaged and do not reflect any fees, expenses or sales charges.

Holdings are for informational purposes only and should not be deemed a recommendation to buy. Holdings are subject to change, may not be representative of current holdings, and are subject to risk.

NLD Review Code: 1138-NLD-6/20/2014

* Footnote:  Cash percentage may differ from the Generally Accepted Accounting

Principals reflected in the Portfolio of Investments.

Top Five Performers thru 5/31/14	% of Portfolio at 5/31/14
Coloplast-B	1.9%
Smith & Nephew PLC	2.4%
Cobham PLC	2.5%
Jardine Matheson Holdings LTD	0.0%
Canadian Natural Resources	2.0%

Bottom Five Performers thru 5/31/14	% of Portfolio at 5/31/14
GS Retail Co Ltd	1.4%
Shenzhou International Group	0.0%
Bangkok Dusit Medical Services	0.0%
LUKOIL OAO-Spon ADR	0.0%
Vodafone Group PLC	1.3%

Top Ten Holdings - 5/31/14	% of Portfolio
Samsung Electronics Co Ltd	3.4%
Teva Pharmaceutical-SP ADR	3.3%
Capita PLC	3.1%
BT Group PLC	2.8%
Gildan Activewear Inc	2.8%
Whitbread PLC	2.5%
Suncor Energy Inc	2.5%
Cobham PLC	2.5%
Smith & Nephew PLC	2.4%
Aberdeen Asset Management	2.4%

Holdings are for informational purposes only and should not be deemed a recommendation to buy.  Holdings are subject to change, may not be representative of current holdings, and are subject to risk.

Copeland Risk Managed Dividend Growth Fund

Portfolio Review (Unaudited)

December 28, 2010* through May 31, 2014

Average Annualized Total Returns as of May 31 2014	Six Months**	One Year	Three Year	Since Inception Class A	Since Inception Class C	Since Inception Class I
Copeland Risk Managed Dividend Growth Fund:
Class A
Without sales charge	7.12%	20.34%	12.32%	13.66%	-	-
With sales charge+	0.93%	13.43%	10.11%	11.71%	-	-
Class C	6.77%	19.38%	N/A	-	17.82%	-
Class I	7.21%	20.52%	N/A	-	-	22.38%
S&P 500	7.62%	20.45%	15.15%	15.66%	21.04%	23.40%
Russell 3000	7.08%	20.57%	14.80%	15.51%	21.37%	23.43%

________

* Class A shares commenced operations on December 28, 2010. Class C commenced operations on January 5, 2012. Class I commenced operations March 1, 2013.

**Non- annualized.

+Adjusted for initial maximum sales charge of 5.75%.

The S&P 500 is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends.  Investors cannot invest directly in an index or benchmark.

The Russell 3000 Index measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market and includes the reinvestment of all dividends.  Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses.  The Fund’s investment adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, at least until March 31, 2015, to ensure that the net annual fund operating expenses will not exceed 1.45%,  2.20% and 1.30%  of Class A, Class C and Class I shares, respectively, subject to possible recoupment from the Fund in future years.  The graph does not reflect the deduction of taxes that a shareholder would have to pay on fund distributions or the redemption of the fund shares.  For performance information current to the most recent month-end, please call 1-888-9-COPELAND.

.

Copeland International Risk Managed Dividend Growth Fund

Portfolio Review (Unaudited)

December 17, 2012* through May 31, 2014

Average Annualized Total Returns as of May 31, 2014	Six Months**	One Year	Since Inception
Copeland International Risk Managed Dividend Growth Fund:
Class A
Without sales charge	8.69%	14.41%	13.16%
With sales charge+	2.46%	7.81%	8.64%
Class C	8.19%	13.48%	12.38%
Class I	8.69%	14.50%	13.23%
MSCI ACW ex US Index (net)	4.73%	14.54%	13.95%

________

* The Fund commenced operations December 17, 2012.

** Non-annualized.

+ Adjusted for initial maximum sales charge of 5.75%.

The MSCI All Country World ex US (net) Index is a free float-adjusted market capitalization index designed to measure equity market performance in the global developed and emerging markets excluding holdings in the United States and is net of any withholding taxes.  Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses.  The Fund’s investment adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, at least until March 31, 2015, to ensure that the net annual fund operating expenses will not exceed 1.60%,  2.35% and 1.45%  of Class A, Class C and Class I shares, respectively, subject to possible recoupment from the Fund in future years.  The graph does not reflect the deduction of taxes that a shareholder would have to pay on fund distributions or the redemption of the fund shares.  For performance information current to the most recent month-end, please call 1-888-9-COPELAND.

.

Copeland Risk Managed Dividend Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
May 31, 2014
Shares		Market Value
	COMMON STOCK - 99.19%
	AEROSPACE/DEFENSE - 1.87%
69,312	Lockheed Martin Corp.	$ 11,342,909

	BANKS - 1.74%
178,982	Bank of the Ozarks, Inc.	10,567,097

	CHEMICALS - 11.01%
131,245	Airgas, Inc.	13,953,968
125,249	Ecolab, Inc.	13,675,938
111,659	Monsanto Co.	13,605,649
32,558	NewMarket Corp.	12,746,783
173,740	Valspar Corp.	12,971,429
		66,953,767
	COMMERCIAL SERVICES - 1.58%
109,191	Chemed Corp.	9,617,543

	COMPUTERS - 2.05%
214,844	Jack Henry & Associates, Inc.	12,458,804

	DISTRIBUTION/WHOLESALE - 1.93%
45,433	WW Grainger, Inc.	11,738,524

	DIVERSIFIED FINANCIAL SERVICES - 7.81%
104,475	Ameriprise Financial, Inc.	11,764,930
234,301	Lazard Ltd.	11,832,200
122,311	T Rowe Price Group, Inc.	9,972,016
64,789	Visa, Inc. - Cl. A	13,918,621
		47,487,767
	ELECTRIC - 1.85%
307,056	ITC Holdings Corp.	11,238,250

	HEALTHCARE-PRODUCTS - 3.62%
146,823	Baxter International, Inc.	10,925,099
151,702	Covidien PLC	11,090,934
		22,016,033
	HEALTHCARE-SERVICES - 1.85%
141,410	UnitedHealth Group, Inc.	11,260,478

	HOUSEHOLD PRODUCTS/WARES - 1.89%
166,382	Church & Dwight Co., Inc.	11,518,626

	INSURANCE - 2.31%
329,046	AmTrust Financial Services, Inc.	14,050,264

	LEISURE TIME - 1.79%
84,608	Polaris Industries, Inc.	10,907,663

	MACHINERY-CONSTRUCTION & MINING - 1.63%
96,969	Caterpillar, Inc.	9,913,141

	MACHINERY-DIVERSIFIED - 4.00%
80,211	Cummins, Inc.	12,266,668
147,834	Nordson Corp.	12,054,385
		24,321,053

The accompanying notes are an integral part of these financial statements.

Copeland Risk Managed Dividend Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
May 31, 2014
Shares		Market Value
	MEDIA - 1.99%
233,466	Comcast Corp.	$ 12,102,877

	OIL & GAS - 6.13%
124,268	Helmerich & Payne, Inc.	13,663,267
149,810	Phillips 66	12,702,390
283,350	Suncor Energy, Inc.	10,917,475
		37,283,132
	OIL & GAS SERVICES - 4.70%
73,061	Carbo Ceramics, Inc.	10,051,002
52,904	Core Laboratories N.V.	8,456,704
122,588	National Oilwell Varco, Inc.	10,036,280
		28,543,986
	PHARMACEUTICALS - 5.33%
176,168	Cardinal Health, Inc.	12,442,746
105,378	Mead Johnson Nutrition	9,428,170
249,418	Novo Nordisk A/S - ADR	10,545,393
		32,416,309
	PIPELINES - 9.48%
213,379	Enbridge, Inc.	10,133,369
172,957	Genesis Energy LP	9,858,549
273,894	Kinder Morgan, Inc.	9,145,321
215,764	ONEOK, Inc.	13,914,620
158,203	Sunoco Logistics Partners L.P.	14,554,676
		57,606,535
	REITS - 1.77%
290,982	Omega Healthcare Investors, Inc.	10,734,326

	RETAIL - 14.53%
199,992	Brinker International, Inc.	9,929,603
172,761	Casey's General Store,s Inc.	12,305,766
93,926	Costco Wholesale Corp.	10,897,295
169,712	CVS Caremark Corp.	13,291,844
138,310	Home Depot, Inc.	11,096,611
148,622	Nu Skin Enterprises, Inc.	10,974,248
166,066	PetSmart, Inc.	9,543,813
187,760	TJX Cos, Inc.	10,223,530
		88,262,710
	SEMICONDUCTORS - 4.36%
186,973	QUALCOMM, Inc.	15,041,978
244,546	Xilinx, Inc.	11,483,880
		26,525,858
	SOFTWARE - 1.92%
179,258	Solera Holdings, Inc.	11,696,585

	TRANSPORTATION - 2.05%
62,490	Union Pacific Corp.	12,452,383

	TOTAL COMMON STOCK	603,016,620
	(Cost - $489,226,449)

	SHORT-TERM INVESTMENTS - 0.69%
4,180,444	Fifth Third US Treasury Money Market Fund, 0.00% +	4,180,444
	TOTAL SHORT-TERM INVESTMENTS	4,180,444
	(Cost - $4,180,444)

The accompanying notes are an integral part of these financial statements.

Copeland Risk Managed Dividend Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
May 31, 2014
		Market Value
TOTAL INVESTMENTS - 99.88%
(Cost - $493,406,893) (a)		$ 607,197,064
OTHER ASSETS LESS LIABILITIES - 0.12%		735,818
NET ASSETS - 100.00%		$ 607,932,882

+ Money market fund; Interest rate reflects seven-day effective yield on May 31, 2014. ADR - American Depositary Receipt
ADR - American Depositary Receipt.
REITS - Real Estate Investment Trusts

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is 492,150,659 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$ 123,983,870
	Unrealized Depreciation:	(8,937,466)
	Net Unrealized Appreciation:	$ 115,046,404

Copeland International Risk Managed Dividend Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
May 31, 2014
Shares		Market Value
	COMMON STOCK - 95.23%
	AEROSPACE/DEFENSE - 2.45%
117,278	Cobham PLC	$ 627,584

	AIRLINES - 2.31%
4,127	Copa Holdings SA - Cl. A	589,872

	APPAREL - 2.75%
12,935	Gildan Activewear, Inc.	703,217

	AUTO PARTS & EQUIPMENT- 0.96%
864	Hyundai Mobis	244,263

	BANKS - 1.95%
9,801	Svenska Handelsbanken AB	499,662

	BEVERAGES - 4.23%
11,945	Coca-Cola Enterprises, Inc.	545,170
4,891	InBev NV	537,477
		1,082,647
	BUILDING MATERIALS - 2.23%
6,601	HeidelbergCement AG	569,501

	CHEMICALS - 2.35%
13,623	Croda International PLC	602,100

	COMMERCIAL SERVICES - 5.12%
25,699	Babcock International Group PLC	523,295
42,303	Capita PLC	785,438
		1,308,733
	COMPUTERS - 3.40%
4,354	Accenture PLC - Cl. A	354,633
5,656	Ingenico S.A.	513,910
		868,543
	DISTRIBUTION/WHOLESALE - 1.36%
15,400	GS Retail Co., Ltd.	347,647

	DIVERSIFIED FINANCIAL SERVICES - 2.39%
81,775	Aberdeen Asset Management PLC	611,418

	ENGINEERING & CONSTRUCTION - 2.24%
83,804	Cheung Kong Infrastructure Holdings Ltd.	572,718

	ENTERTAINMENT - 1.69%
6,054	Paddy Power PLC	432,168

	FOOD - 3.40%
19,200	Nestle (Malaysia) Berhad	402,007
8,158	Viscofan SA	468,302
		870,309
	HEALTHCARE-PRODUCTS - 4.34%
5,684	Coloplast A/S	491,453
35,321	Smith & Nephew PLC	619,096
		1,110,549

The accompanying notes are an integral part of these financial statements.

Copeland International Risk Managed Dividend Growth Fund
PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)
May 31, 2014
Shares		Market Value
	HOUSEHOLD PRODUCTS/WARES - 2.30%
6,865	Reckitt Benckiser Group PLC	$ 587,472

	INSURANCE - 4.26%
5,365	Ace Limited	556,404
67,512	Amlin PLC	532,887
		1,089,291
	LODGING - 5.66%
434,800	Genting Malaysia BHD	550,993
283,971	NagaCorp Limited	260,815
9,052	Whitbread PLC	635,807
		1,447,615
	OIL & GAS - 4.43%
12,353	Canadian Natural Resources Ltd.	502,061
16,426	Suncor Energy, Inc.	631,292
		1,133,353
	OIL & GAS SERVICES - 1.96%
24,788	AMEC PLC	502,465

	PHARMACEUTICALS - 7.53%
12,613	Novo Nordisk A/S	534,481
9,100	Sawai Pharmaceutical Co.	567,692
16,306	Teva Pharmaceutical Industries Ltd. - ADR	823,290
		1,925,463
	PIPELINES - 2.01%
10,838	Enbridge, Inc.	514,351

	RETAIL - 4.17%
20,959	Alimentation Couche-Tard, Inc.	568,275
4,458	Next PLC	497,535
		1,065,810
	SEMICONDUCTORS - 3.41%
802	Enbridge, Inc.	872,298

	TELECOMMUNICATIONS - 12.24%
107,044	BT Group PLC	713,221
18,696	GN Store Nord A/S	516,364
1,105,000	Jasmine International PCL	265,738
9,500	KDDI Corp	567,933
21,006	Telenor ASA	498,716
19,534	Vodacom Group Ltd	237,294
94,694	Vodafone Group PLC	332,140
		3,131,406
	TRANSPORTATION - 4.09%
8,507	Canadian National Railway Co.	515,215
15,902	DSV A/S	531,283
		1,046,498

	TOTAL COMMON STOCK	24,356,953
	(Cost - $22,909,205)

	SHORT-TERM INVESTMENTS - 2.90%
742,452	Federated Treasury Obligations Fund, 0.00% +	742,452
	TOTAL SHORT-TERM INVESTMENTS	742,452
	(Cost - $742,452)

The accompanying notes are an integral part of these financial statements.

Copeland International Risk Managed Dividend Growth Fund
PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)
May 31, 2014
		Market Value
TOTAL INVESTMENTS - 98.13%
(Cost - $23,651,657) (a)		$ 25,099,405
OTHER ASSETS LESS LIABILITIES - 1.87%		476,280
NET ASSETS - 100.00%		$ 25,575,685

+ Money market fund; Interest rate reflects seven-day effective yield on May 31, 2014. ADR - American Depositary Receipt
ADR - American Depositary Receipt.

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $23,653,164 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$ 1,636,018
	Unrealized Depreciation:	(189,777)
	Net Unrealized Appreciation:	$ 1,446,241

The accompanying notes are an integral part of these financial statements.

Copeland Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
May 31, 2014
		Copeland
	Copeland Risk	International Risk
	Managed Dividend	Managed Dividend
	Growth Fund	Growth Fund
Assets:
Investments, at Cost	$ 493,406,893	$ 23,651,657
Investments in Securities, at Market Value	$ 607,197,064	$ 25,099,405
Foreign Cash (Cost $363,731)	-	364,805
Dividends and Interest Receivable	881,608	79,214
Receivable for Fund Shares Sold	1,173,037	39,293
Prepaid Expenses and Other Assets	36,960	24,958
Total Assets	609,288,669	25,607,675

Liabilities:
Payable for Fund Shares Redeemed	657,885	6,000
Payable to Investment Adviser	476,536	6,166
Accrued Distribution Fees	163,451	6,120
Payable to Other Affiliates	46,418	4,006
Accrued Expenses and Other Liabilities	11,497	9,698
Total Liabilities	1,355,787	31,990

Net Assets	$ 607,932,882	$ 25,575,685

Composition of Net Assets:
At May 31, 2014, Net Assets consisted of:
Paid-in-Capital	$ 468,330,761	$ 23,951,023
Undistributed Net Investment Income	1,754,901	116,438
Accumulated Net Realized Gain From Security
and Foreign Currency Transactions	24,056,808	49,297
Net Unrealized Appreciation on Investments
and Foreign Currency Translations	113,790,412	1,458,927
Net Assets	$ 607,932,882	$ 25,575,685

The accompanying notes are an integral part of these financial statements.

Copeland Funds
STATEMENT OF ASSETS AND LIABILITIES (Unaudited) (Continued)
May 31, 2014
Copeland
	Copeland Risk	International Risk
	Managed Dividend	Managed Dividend
	Growth Fund	Growth Fund
Class A Shares:
Net Assets	$ 526,190,211	$ 14,838,952
Shares Outstanding (no par value; unlimited number
of shares authorized)	35,509,158	1,240,844

Net Asset Value and Redemption Price Per Share*	$ 14.82	$ 11.96
Offering Price Per Share (NAV/0.9425)	$ 15.72	$ 12.69

Class C Shares:
Net Assets	$ 72,112,182	$ 4,083,986
Shares Outstanding (no par value; unlimited number
of shares authorized)	4,896,457	344,866

Net Asset Value, Offering Price and Redemption Price Per Share*	$ 14.73	$ 11.84

Class I Shares:
Net Assets	$ 9,630,489	$ 6,652,747
Shares Outstanding (no par value; unlimited number
of shares authorized)	649,325	555,688

Net Asset Value, Offering Price and Redemption Price Per Share*	$ 14.83	$ 11.97

___________
*The Funds charge a 1.00% fee on shares redeemed less than 30 days after purchase or if shares held less than 30 days are redeemed for failure to maintain the Funds'
minimum balance requirement.

The accompanying notes are an integral part of these financial statements.

Copeland Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended May 31, 2014
		Copeland
	Copeland Risk	International Risk
	Managed Dividend	Managed Dividend
	Growth Fund	Growth Fund
Investment Income:
Dividend Income (Less $89,908 and $36,393 Foreign Taxes Withholding, respectively)	$ 5,327,801	$ 266,551
Interest Income	275	48
Total Investment Income	5,328,076	266,599

Expenses:
Investment Advisory Fees	2,711,069	92,268
Distribution Fees - Class A	591,661	13,788
Distribution Fees - Class C	305,416	14,716
Administration Fees	195,057	8,761
Transfer Agent Fees	87,076	10,727
Trustees' Fees	74,576	10,956
Shareholder Servicing Fee	66,431	-
Fund Accounting Fees	43,639	16,381
Registration & Filing Fees	34,726	37,205
Printing Expense	26,814	3,683
Legal Fees	21,858	2,964
Chief Compliance Officer Fees	15,549	320
Custody Fees	15,480	14,466
Audit Fees	7,687	7,686
Insurance Expense	7,272	161
Miscellaneous Expenses	7,384	1,100
Total Expenses	4,211,695	235,182
Less: Fees Waived by Adviser	(58,380)	(91,466)
Net Expenses	4,153,315	143,716
Net Investment Income	1,174,761	122,883

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies:
Net Realized Gain (Loss) on:
Security Transactions	20,563,972	199,739
Foreign Currency Transactions	-	(61,744)
Foreign Currency Exchange Contracts	(1,341)	(80,741)
	20,562,631	57,254
Net Change in Unrealized Appreciation on:
Securities	15,941,119	1,356,384
Foreign Currency Exchange Contracts	-	9,666
	15,941,119	1,366,050
Net Realized and Unrealized Gain on Investments and
	36,503,750	1,423,304

Net Increase in Net Assets Resulting From Operations	$ 37,678,511	$ 1,546,187

The accompanying notes are an integral part of these financial statements.

Copeland Risk Managed Dividend Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	May 31 ,2014	November 30, 2013
Operations:	(Unaudited)
Net Investment Income	$ 1,174,761	$ 2,860,217
Net Realized Gain on Investments and Foreign Currency Transactions	20,562,631	14,523,673
Net Change in Unrealized Appreciation on Investments	15,941,119	82,415,427
Net Increase in Net Assets Resulting From Operations	37,678,511	99,799,317

Distributions to Shareholders From:
Net Investment Income
Class A ($0.07 and $0.04 per share, respectively)	(2,128,885)	(1,052,766)
Class C ($0.01 and $0.00^ per share, respectively)	(26,502)	(5,673)
Class I ($0.09 and $0.03 per share, respectively)	(43,875)	(161)
	(2,199,262)	(1,058,600)
Net Realized Gains
Class A ($0.29 and $0.02 per share, respectively)	(9,206,250)	(505,141)
Class C ($0.29 and $0.02 per share, respectively)	(1,105,141)	(49,827)
Class I ($0.29 and $0.02 per share, respectively)	(141,672)	(124)
	(10,453,063)	(555,092)
Total Distributions to Shareholders	(12,652,325)	(1,613,692)

Beneficial Interest Transactions:
Class A
Proceeds from Shares Issued (7,549,056 and 12,658,032 shares, respectively)	108,011,341	160,763,109
Distributions Reinvested (783,109 and 122,566 shares, respectively)	10,673,775	1,434,108
Cost of Shares Redeemed (4,082,442 and 8,193,158 shares, respectively)	(58,003,131)	(100,326,034)
Redemption Fees	7,967	10,496
Total Class A Shares	60,689,952	61,881,679

Class C
Proceeds from Shares Issued (1,322,231 and 1,947,047 shares, respectively)	18,789,036	24,817,720
Distributions Reinvested (80,903 and 4,342 shares, respectively)	1,099,467	52,273
Cost of Shares Redeemed (221,899 and 467,681 shares, respectively)	(3,159,424)	(5,901,613)
Redemption Fees	1,029	1,095
Total Class C Shares	16,730,108	18,969,475

Class I
Proceeds from Shares Issued (191,866 and 478,658 shares, respectively)	2,775,526	6,473,654
Distributions Reinvested (12,691 and 23 shares, respectively)	172,981	286
Cost of Shares Redeemed (26,769 and 7,164 shares, respectively)	(387,441)	(92,624)
Redemption Fees	135	44
Total Class I Shares	2,561,201	6,381,360

Total Beneficial Interest Transactions	79,981,261	87,232,514

Increase in Net Assets	105,007,447	185,418,139

Net Assets:
Beginning of Period	502,925,435	317,507,296
End of Period**	$ 607,932,882	$ 502,925,435

**Includes undistributed net investment income of:	$ 1,754,901	$ 2,779,402
______
^ Less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

Copeland International Risk Managed Dividend Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Period
	Ended	Ended
	May 31 ,2014	November 30, 2013*
Operations:	(Unaudited)
Net Investment Income	$ 122,883	$ 7,725
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	57,254	(18,357)
Net Change in Unrealized Appreciation on Investments
and Foreign Currency Transactions	1,366,050	92,877
Net Increase in Net Assets Resulting From Operations	1,546,187	82,245

Distributions to Shareholders From:
Net Realized Gains
Class A ($0.01 and $0.00 per share, respectively)	(4,935)	-
Class C ($0.01 and $0.00 per share, respectively)	(1,132)	-
Class I ($0.01 and $0.00 per share, respectively)	(495)	-
Total Distributions to Shareholders	(6,562)	-

Beneficial Interest Transactions:
Class A
Proceeds from Shares Issued (528,215 and 740,411 shares, respectively)	6,027,900	8,140,316
Distributions Reinvested (447 and 0 shares, respectively)	4,843	-
Cost of Shares Redeemed (24,750 and 3,479 shares, respectively)	(279,138)	(37,139)
Redemption Fees	247	10
Total Class A Shares	5,753,852	8,103,187

Class C
Proceeds from Shares Issued (192,275 and 156,071 shares, respectively)	2,158,108	1,695,511
Distributions Reinvested (102 and 0 shares, respectively)	1,094	-
Cost of Shares Redeemed (3,582 and 0 shares, respectively)	(41,141)	-
Redemption Fees	68	-
Total Class C Shares	2,118,129	1,695,511

Class I
Proceeds from Shares Issued (491,274 and 78,739 shares, respectively)	5,633,304	810,040
Distributions Reinvested (45 and 0 shares, respectively)	495	-
Cost of Shares Redeemed (12,488 and 1,882 shares, respectively)	(140,428)	(20,399)
Redemption Fees	115	9
Total Class I Shares	5,493,486	789,650

Total Beneficial Interest Transactions	13,365,467	10,588,348

Increase in Net Assets	14,905,092	10,670,593

Net Assets:
Beginning of Period	10,670,593	-
End of Period**	$ 25,575,685	$ 10,670,593

**Includes undistributed net investment loss of:	$ 116,438	$ (6,445)
______
*The Fund commenced operations on December 17, 2012.

The accompanying notes are an integral part of these financial statements.

Copeland Risk Managed Dividend Growth Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	Class A
	Six Months		Year		Year		Period
	Ended		Ended		Ended		Ended
	May 31, 2014		November 30, 2013		November 30, 2012		November 30, 2011*
	(Unaudited)
Net Asset Value, Beginning of Period	$ 14.20		$ 10.99		$ 10.18		$ 10.00

Increase From Operations:
Net investment income (a)	0.04		0.10		0.14		0.07
Net gain from securities
(both realized and unrealized)	0.94		3.17		0.77		0.15
Total from operations	0.98		3.27		0.91		0.22

Distributions to shareholders from:
Net investment income	(0.07)		(0.04)		(0.10)		(0.04)
Net realized gains	(0.29)		(0.02)		-		-
Total distributions	(0.36)		(0.06)		(0.10)		(0.04)

Redemption fees	0.00	(e)	0.00	(e)	0.00	(e)	0.00	(e)

Net Asset Value, End of Period	$ 14.82		$ 14.20		$ 10.99		$ 10.18

Total Return (b)	7.12%		29.87%		9.01%		2.19%	(d)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 526,190		$ 443,822		$ 293,049		$ 107,431
Ratio of expenses to average net assets:
before reimbursement	1.47%	(c)	1.55%		1.57%		2.88%	(c)
net of reimbursement	1.45%	(c)	1.45%		1.45%		1.45%	(c)
Ratio of net investment income to average net assets	0.51%	(c)	0.81%		1.31%		0.73%	(c)
Portfolio turnover rate	20%	(d)	39%		139%		382%	(d)

__________
*Class A commenced operations on December 28, 2010.
(a) Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of fund expenses, the total return would have been lower.
(c) Annualized.
(d) Not annualized.
(e) Less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

Copeland Risk Managed Dividend Growth Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	Class C
	Six Months		Year		Period
	Ended		Ended		Ended
	May 31, 2014		November 30, 2013		November 30, 2012*
	(Unaudited)
Net Asset Value, Beginning of Period	$ 14.10		$ 10.96		$ 10.23

Increase From Operations:
Net investment income (loss) (a)	(0.02)		0.01		0.07
Net gain from securities
(both realized and unrealized)	0.95		3.15		0.72
Total from operations	0.93		3.16		0.79

Distributions to shareholders from:
Net investment income	(0.01)		0.00	(e)	(0.06)
Net realized gains	(0.29)		(0.02)		-
Total distributions	(0.30)		(0.02)		(0.06)

Redemption fees	0.00	(e)	0.00	(e)	0.00	(e)

Net Asset Value, End of Period	$ 14.73		$ 14.10		$ 10.96

Total Return (b)	6.77%		28.89%		7.77%	(d)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 72,112		$ 52,399		$ 24,459
Ratio of expenses to average net assets:
before reimbursement	2.22%	(c)	2.30%		2.34%	(c)
net of reimbursement	2.20%	(c)	2.20%		2.20%	(c)
Ratio of net investment income to average net assets	(0.24)%	(c)	0.06%		0.70%	(c)
Portfolio turnover rate	20%	(d)	39%		139%	(d)

__________
*Class C commenced operations on January 5, 2012.
(a) Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of fund expenses, the total return would have been lower.
(c) Annualized.
(d) Not annualized.
(e) Less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

Copeland Risk Managed Dividend Growth Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	Class I
	Six Months		Period
	Ended		Ended
	May 31, 2014		November 30, 2013*
	(Unaudited)
Net Asset Value, Beginning of Period	$ 14.22		$ 11.89

Increase From Operations:
Net investment income (a)	0.05		0.09
Net gain from securities
(both realized and unrealized)	0.94		2.29
Total from operations	0.99		2.38

Distributions to shareholders from:
Net investment income	(0.09)		(0.03)
Net realized gains	(0.29)		(0.02)
Total distributions	(0.38)		(0.05)

Redemption fees	0.00	(e)	-

Net Asset Value, End of Period	$ 14.83		$ 14.22

Total Return (b)	7.21%		20.04%	(d)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 9,630		$ 6,704
Ratio of expenses to average net assets:
before reimbursement	1.22%	(c)	1.30%	(c)
net of reimbursement	1.22%	(c)	1.30%	(c)
Ratio of net investment income to average net assets	0.76%	(c)	1.06%	(c)
Portfolio turnover rate	20%	(d)	39%	(d)

__________
*Class I commenced operations on March 1, 2013.
(a) Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of fund expenses, the total return would have been lower.
(c) Annualized.
(d) Not annualized.
(e) Less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

Copeland International Risk Managed Dividend Growth Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	Class A
	Six Months		Period
	Ended		Ended
	May 31, 2014		November 30, 2013*
	(Unaudited)
Net Asset Value, Beginning of Period	$ 11.01		$ 10.00

Increase From Operations:
Net investment income (a)	0.08		0.04
Net gain from securities
(both realized and unrealized)	0.88		0.97
Total from operations	0.96		1.01

Distributions to shareholders from:
Net realized gains	(0.01)		-
Total distributions	(0.01)		-

Redemption fees	0.00	(e)	0.00	(e)

Net Asset Value, End of Period	$ 11.96		$ 11.01

Total Return (b)	8.69%		10.10%	(d)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 14,839		$ 8,116
Ratio of expenses to average net assets:
before reimbursement	2.70%	(c)	7.74%	(c)
net of reimbursement	1.60%	(c)	1.60%	(c)
Ratio of net investment income to average net assets	1.41%	(c)	0.36%	(c)
Portfolio turnover rate	49%	(d)	68%	(d)

__________
*Class A commenced operations on December 17, 2012.
(a) Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of fund expenses, the total return would have been lower.
(c) Annualized.
(d) Not annualized.
(e) Less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

Copeland International Risk Managed Dividend Growth Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	Class C
	Six Months		Period
	Ended		Ended
	May 31, 2014		November 30, 2013*
	(Unaudited)
Net Asset Value, Beginning of Period	$ 10.95		$ 10.00

Increase From Operations:
Net investment income (loss) (a)	0.04		(0.03)
Net gain from securities
(both realized and unrealized)	0.86		0.98
Total from operations	0.90		0.95

Distributions to shareholders from:
Net realized gains	(0.01)		-
Total distributions	(0.01)		-

Redemption fees	0.00	(e)	-

Net Asset Value, End of Period	$ 11.84		$ 10.95

Total Return (b)	8.19%		9.50%	(d)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 4,084		$ 1,708
Ratio of expenses to average net assets:
before reimbursement	3.45%	(c)	8.49%	(c)
net of reimbursement	2.35%	(c)	2.35%	(c)
Ratio of net investment income to average net assets	0.66%	(c)	(0.39)%	(c)
Portfolio turnover rate	49%	(d)	68%	(d)

__________
*Class C commenced operations on December 17, 2012.
(a) Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of fund expenses, the total return would have been lower.
(c) Annualized.
(d) Not annualized.

The accompanying notes are an integral part of these financial statements.

Copeland International Risk Managed Dividend Growth Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	Class I
	Six Months		Period
	Ended		Ended
	May 31, 2014		November 30, 2013*
	(Unaudited)
Net Asset Value, Beginning of Period	$ 11.02		$ 10.00

Increase From Operations:
Net investment income (a)	0.14		0.06
Net gain from securities
(both realized and unrealized)	0.82		0.96
Total from operations	0.96		1.02

Distributions to shareholders from:
Net realized gains	(0.01)		-
Total distributions	(0.01)		-

Redemption fees	(0.00)	(e)	(0.00)	(e)

Net Asset Value, End of Period	$ 11.97		$ 11.02

Total Return (b)	8.69%		10.20%	(d)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 6,653		$ 847
Ratio of expenses to average net assets:
before reimbursement	2.55%	(c)	17.85%	(c)
net of reimbursement	1.45%	(c)	1.45%	(c)
Ratio of net investment income to average net assets	1.56%	(c)	0.59%	(c)
Portfolio turnover rate	49%	(d)	68%	(d)

__________
*Class I commenced operations on December 17, 2012.
(a) Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of fund expenses, the total return would have been lower.
(c) Annualized.
(d) Not annualized.
(e) Less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

Copeland Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited)

May 31, 2014

1.

ORGANIZATION

Copeland Risk Managed Dividend Growth Fund (the “Domestic Fund”) is a non-diversified series of Copeland Trust (the “Trust”) and Copeland International Risk Managed Dividend Growth Fund (the “International Fund”) is a diversified series of the Trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company.  The Trust was organized as a statutory trust on September 10, 2010 under the laws of the State of Delaware.  The investment objective of each fund is to seek long-term capital appreciation and income while preserving capital.

The Funds currently offer Class A, Class C and Class I shares.  Domestic Fund’s Class A shares commenced operations on December 28, 2010, Class C shares commenced operations on January 5, 2012 and Class I shares commenced operations on March 1, 2013. International Fund’s Class A, Class C and Class I shares commenced operations on December 17, 2012. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%.  Purchases of $1,000,000 or more may be subject to a maximum contingent deferred sales charge of 1.00% on shares redeemed within 18 months.  Class C and Class I shares are offered at net asset value.  Each class represents an interest in the same assets of the Funds and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.  The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – The Funds’ securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued.  In the absence of a sale on the primary exchange, such securities shall be valued at the last bid on the primary exchange.  NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.

If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith by the adviser in accordance with procedures approved by the Trust’s Board of Trustees (the “Board”) and evaluated by the Board as to the reliability of the fair value method used.  The procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Funds utilize various methods to measure the fair value of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Copeland Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

May 31, 2014

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of May 31, 2014 for the Funds’ assets measured at fair value:

Copeland Risk Managed Dividend Growth Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$ 603,016,620	$ -	$ -	$ 603,016,620
Short-term Investment	4,180,444	-	-	4,180,444
Total:	$ 607,197,064	$ -	$ -	$ 607,197,064

Copeland International Risk Managed Dividend Growth Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$ 5,522,453	$ 18,834,500	$ -	$ 24,356,953
Short-term Investment	742,452	-	-	742,452
Total:	$ 6,264,905	$ 18,834,500	$ -	$ 25,099,405

        The Funds did not hold any Level 3 securities during the period.

There were no transfers into or out of Level 1 and Level 2 during the current period presented.  It is the Funds’ policy to record transfers into or out of Level 1 and 2 at the end of the reporting period.

           * Please refer to the Portfolio of Investments for Industry Classification.

Securities in which the International Fund invests may be traded in markets that close before 4:00 p.m. Eastern Time (“ET”).  In order to capture the developments that occur between the close of the foreign markets and 4:00 p.m. ET, the International Fund utilizes fair value prices as provided by an independent pricing vendor on a daily basis for those securities traded on a foreign exchange.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis.  Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Copeland Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

May 31, 2014

Federal Income Taxes – The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders.  Accordingly, no provision for Federal income taxes is required in the financial statements.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.   Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions related to the open tax years (2011-2013) or expected to be taken in the Funds’ 2014 tax return. The Funds identify their major tax jurisdictions as U.S. Federal and foreign jurisdictions where the Funds may make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Foreign Currency – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Forward Currency Contracts – As foreign securities are purchased, the International Fund generally enters into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks.  The market value of the contract fluctuates with changes in currency exchange rates.  The contract is marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss.  As foreign securities are sold, a portion of the contract is generally closed and the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.  Realized gains and losses from contract transactions are included as a component of net realized gains (losses) from foreign currency transactions in the Statements of Operations. For the six months ended May 31, 2014, the Domestic Fund and the International Fund had a net realized loss of $1,341 and $80,741, respectively, on forward currency contracts.

Concentration of Risk – Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in the United States.  These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region.  These conditions could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

Distributions to Shareholders – Distributions from investment income, if any, are declared and paid annually and are recorded on the ex-dividend date.   Prior to April 1, 2013, the Domestic Fund made distributions of net investment income, if any, on a quarterly basis.  The Funds will declare and pay net realized capital gains, if any, annually.  The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP.  These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature.  To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require classification.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund.  Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Copeland Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

May 31, 2014

Indemnification – The Funds indemnify its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.

ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Advisory Fees – Subject to the authority of the Board, the adviser is responsible for management of the Funds’ investment portfolios. Pursuant to the Management Agreement (the “Management Agreement”), investment advisory services are provided to the Funds by Copeland Capital Management, LLC (the “Adviser”).  Under the terms of the Management Agreement, the Adviser receives monthly fees calculated at an annual rate of 1.00% and 1.10% for the Domestic Fund and the International Fund, respectively, of the average daily net assets of each Fund.  For the six months ended May 31, 2014, the Adviser earned advisory fees of $2,711,069 and $92,268 for the Domestic Fund and International Fund, respectively, before the effect of the Expense Limitation Agreement.

The Adviser, pursuant to an Expense Limitation Agreement (the “Agreement”) has contractually agreed to reduce its fees and/or absorb expenses of the Fund, at least until March 31, 2015, to ensure that Net Annual Operating Expenses (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs such as interest and dividend expense on securities sold short, taxes and extraordinary expenses such as litigation) will not exceed 1.45%, 2.20% and 1.30% of the Domestic Fund average daily net assets for Class A, Class C  and Class I shares, respectively and 1.60%, 2.35% and 1.45% of the International Fund average daily net assets for Class A, Class C  and Class I shares, respectively. The Agreement will allow the Adviser, subject to certain conditions, to recover amounts previously reimbursed for operating expenses to the Funds to the extent that the Funds’ expense ratios fall below the above indicated expense limitations.  The amounts that can be recovered will be limited to the difference between the actual expense ratio and the amount of the expense limitation. Under such agreement, the Adviser can only recover such amounts for a period of up to three years.  For the six months ended May 31, 2014, the Adviser waived fees/reimbursed expenses of $58,380 and $91,466 for the Domestic Fund and International Fund, respectively.  As of November 30, 2013, the cumulative expenses subject to recapture amounted to $1,016,372 and $198,253 for the Domestic Fund and International Fund, respectively, and will expire on November 30 of the years indicated below.

Copeland Risk Managed Dividend Growth Fund
2014	2015	2016
$327,957	$319,727	$368,688

Copeland International Risk Managed Dividend Growth Fund
2016
$198,253

Pursuant to separate servicing agreements with GFS, the Funds pays GFS fees for providing administration, fund accounting, transfer agency and custody administration services to the Funds.

In addition, certain affiliates of GFS provide ancillary services to the Funds as follows:

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Funds.

Copeland Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

May 31, 2014

GemCom, LLC (“GemCom”) - GemCom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.   For the provision of these services, GemCom receives fees from the Funds.

Distributor – The Board has adopted Distribution Plans and Agreements for each Fund (collectively the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by each Fund at an annual rate of 0.25% and 1.00% (of which up to 0.75% is a distribution fee and up to 0.25% is a service fee) of the average daily net assets attributable to Class A shares and Class C shares, respectively and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Funds’ shareholder accounts, not otherwise required to be provided by the Adviser. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred.  For the six months ended May 31, 2014, the 12b-1 fees accrued amounted to $591,661 and $305,416 for the Domestic Fund for Class A and Class C shares, respectively and $13,788 and $14,716 for the International Fund for Class A and Class C shares, respectively.

The Board has adopted non-Rule 12b-1 shareholder service plans (collectively, the “Shareholder Service Plan”) for the Class I shares of each Fund.  The Shareholder Service Plan permits the Funds to pay brokers, financial intermediaries and others an annual fee of 0.10% of each Fund’s average daily net assets attributable to the Class I shares for shareholder support and/or administrative services, not otherwise provided by the Trust’s transfer agent. For the six months ended May 31, 2014 neither Fund accrued or paid any fees associated with the Shareholder Service Plan.

The Adviser may enter into selling agreements or shareholder service agreements with broker-dealers and other financial intermediaries. Under those agreements, the Adviser pays such entities based on the aggregate net asset value of the Class A shares, Class C shares and Class I shares, as applicable, owned of record or beneficially by the broker-dealers’ or financial intermediaries’ customers. The Adviser may then recover from the Distributor all or a portion of the amounts paid by the Adviser to such broker-dealers or financial intermediaries under the Plan with respect to the Class A and Class C shares and under the Shareholder Service Plan for the Class I shares.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. For the six months ended May 31, 2014, the Distributor received $451,812 in underwriting commissions for sales of Class A shares, of which $61,775 was retained by the principal underwriter or other affiliated broker-dealers for the Domestic Fund and $26,383 in underwriting commissions for sales of Class A shares, of which $3,583 was retained by the principal underwriter or other affiliated broker-dealers for the International Fund.

Trustees – Each Trustee who is not affiliated with the Trust or Adviser receives (i) a base annual retainer of $19,000, (ii) $12,000 for attendance at four regularly scheduled Board meetings, (iii) $4,000 for attendance at two regularly scheduled Audit Committee meetings, (iv) $750 and $2,500 per each additional telephonic or in person meeting, respectively, and (v) reimbursement for any reasonable expenses incurred attending the meetings.  For carrying out his additional responsibilities, the independent Chairman of the Board receives an additional $9,500 per year.  The foregoing compensation will be paid in quarterly payments.

The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

4.

INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than U.S. Government securities and short-term investments, for the six months ended May 31, 2014 amounted to $174,536,310 and $107,617,322, respectively for the Domestic Fund and $20,411,177 and $7,868,058, respectively for the International Fund.

Copeland Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

May 31, 2014

5.

DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the year ended November 30, 2013 and November 30, 2012 was as follows:

	Ordinary	Long-Term
Portfolio	Income	Capital Gains	Total
Risk Managed Dividend Growth	$ 1,292,471	$ 321,221	$ 1,613,692
International Risk Managed	-	-	-

For the period ended November 30, 2012:
	Ordinary	Long-Term
Portfolio	Income	Capital Gains	Total
Risk Managed Dividend Growth	$ 2,833,810	$ -	$ 2,833,810

As of November 30, 2013, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Unrealized	Total
	Ordinary	Long-Term	and	Appreciation/	Accumulated
Portfolio	Income	Capital Gains	Late Year Loss	(Depreciation)	Earnings/(Deficits)
Risk Managed Dividend Growth	$ 4,419,904	$ 11,050,504	$ -	$ 99,105,527	$ 114,575,935
International Risk Managed	-	112	(6,445)	91,370	85,037

The difference between book basis and tax basis unrealized appreciation, undistributed net investment income, and accumulated net realized gain/(loss) from investments is primarily attributable to the tax deferral of losses on wash sales and adjustments related to publicly traded partnerships.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The International Risk Managed Fund incurred and elected to defer such capital losses of $6,445.

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of foreign currency gains/(losses),  net operating losses, and adjustments related to publicly traded partnerships, resulted in reclassification for the period ended November 30, 2013 as follows:

	Paid	Undistributed	Undistributed
	In	Ordinary	Long-Term
Portfolio	Capital	Income (Loss)	Gains (Loss)
Risk Managed Dividend Growth	$ 53	$ 253,108	$ (253,161)
International Risk Managed	(2,792)	(14,170)	16,962

6.

FINANCIAL HIGHLIGHTS

The Funds calculated per share income using the average share method.  After giving effect to the net income distributed to shareholders, the balance of the Fund’s performance for the period was attributed to net realized and unrealized gains from securities.  For the period ended November 30, 2013, net realized and unrealized gains were $3.17, $3.15 and $2.29 on a per share basis for Class A, Class C and Class I, respectively for the Domestic Fund and $0.97, $0.98 and $0.96 on a per share basis for Class A, Class C and Class I, respectively  for the International Fund. Net realized and unrealized gains were $87,474,181, $9,041,642 and $423,277 for Class A, Class C and Class I, respectively for the Domestic Fund.  Net realized and unrealized gains were $46,385, $8,183 and $19,952 for Class A, Class C and Class I, respectively for the International Fund.

Copeland Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

May 31, 2014

7.

REDEMPTION FEES

The Funds may assess a short-term redemption fee of 1.00% of the total redemption amount if shareholders sell their shares after holding them for less than 30 days or if shares are redeemed for failure to maintain the Funds’ minimum account balance requirement. The redemption fee is paid directly to the Funds.  For the six months ended May 31, 2014, the Domestic Fund assessed $7,967, $1,029, and $135 in redemption fees for Class A, Class C and Class I shares, respectively.  The International Fund assessed $247, $68, and $115 in redemption fees for Class A, Class C and Class I shares, respectively.

8.

SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.   Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

Approval of the Continuance of the Management Agreement (Unaudited)

On November 19, 2013, the Board of Trustees of Copeland Trust (the “Trust”), including all of Trustees who are not interested persons under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered the continuance of the Management Agreement (the “Agreement”) between the Trust, on behalf of the Copeland Risk Managed Dividend Growth Fund (the “Fund”), and Copeland Capital Management, LLC (“Copeland”).  The Board reviewed and considered, among other items: (1) a memorandum from independent counsel setting forth the Trustees’ fiduciary duties, responsibilities and the factors the Trustees should consider in their evaluation of the Agreement; and (2) a report and presentation by Copeland that described: (a) the nature, extent and quality of the services provided by Copeland to the Fund and the experience and qualifications of the personnel providing those services; (b) its organizational structure, financial information, level of insurance coverage and Form ADV; (c) its investment process and the strategy of the Copeland Risk Managed Dividend Growth Index, which the Fund tracks; (d) its types of clients and assets under management; (e) its brokerage, soft dollar commission and trade allocation policies, including the types of research and services obtained in connection with soft dollar commissions; (f) the investment performance of the Fund as compared to its applicable benchmark index, Copeland’s other similarly managed accounts, and relevant peer group; (g) its advisory fee arrangement with the Fund as compared to Copeland’s other similarly managed clients and relevant peer group; (h) the contractual fee and expense waiver arrangement with the Fund; (i) its compliance program to monitor and review investment decisions and to prevent and detect violations of the Fund’s investment policies and limitations, as well as federal securities laws and conflicts of interest assessments; (j) the costs of the services provided and the profits realized by Copeland from its relationships with the Fund; and (k) the extent to which economies of scale are relevant to the Fund as the Fund grows, and whether the fee levels reflect these economies of scale to the benefit of shareholders.  The Trustees discussed the written materials and Copeland’s oral presentation, together with information provided to the Trustees over the course of the year.  In their deliberations, the Trustees did not identify any single piece of information that was all-important or controlling.

The Trustees, including all of the Independent Trustees, reached the following conclusions, among others, regarding Copeland and the Agreement.  As to the nature, extent and quality of the services provided by Copeland to the Fund, its financial condition and the experience and qualifications of the portfolio managers, the Trustees determined that Copeland has the capabilities, resources and personnel necessary to manage the Fund and that they were satisfied with the quality of the services provided by Copeland in advising the Fund.

As to the costs of the services provided and the profits realized by Copeland, the Trustees concluded that they were satisfied that Copeland’s level of profitability from its relationships with the Fund seemed reasonable and the benefits derived by Copeland from managing the Fund, including how it uses soft dollars, and the way in which it conducts portfolio transactions and selects brokers, seemed reasonable.

As to the management fee and expenses, the Trustees concluded that the Fund’s management fee was lower than the average management fee of the peer group and the Fund's total expense ratio, taking into account Copeland's agreement to waive fees and reimburse expenses to limit the expenses of the Fund, was comparable to the average expense ratio of the peer group.  Additionally, the Trustees considered the fees charged by Copeland for its similarly managed separate account and concluded that the management fee for the Fund was comparable to the fees for that account.  With respect to Copeland’s similarly-managed sub-advised client, the Trustees concluded that the Fund’s management fee was reasonable, considering that, unlike the sub-advised client, Copeland has additional responsibilities as investment adviser and sponsor to the Fund.

As to the Fund’s performance, the Trustees concluded that the performance of the Fund is  competitive (in some cases performance for certain periods was higher than the comparative performance information, and in other cases it was lower) as demonstrated by charts provided by Copeland comparing the performance of the Fund to its benchmark index, peer group and similarly managed accounts.

As to economies of scale, the Trustees noted that the Agreement does not contain breakpoints that reduce the fee rate as assets grow.  The Trustees considered the current asset level of the Fund and Copeland’s agreement to waive fees and reimburse expenses as a means to limit the Fund’s expenses and concluded that the absence of breakpoints was reasonable at this time.

Based upon the Trustees’ deliberations and evaluation of the information described above, the Trustees, including all of the Independent Trustees, determined that the terms of the Management Agreement were reasonable and fair to the Fund and its shareholders and voted to renew the Management Agreement.

Approval of the Management Agreement (Unaudited)

On November 13, 2012, the Board of Trustees of Copeland Trust (the “Trust”), including all of Trustees who are not interested persons under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered the approval of the proposed Management Agreement (the “Agreement”) between the Trust, on behalf of the Copeland International Risk Managed Dividend Growth Fund (the “International Fund”), and Copeland Capital Management, LLC (“Copeland”).  The Board reviewed and considered, among other items: (1) a memorandum from independent counsel setting forth the Trustees’ fiduciary duties, responsibilities and the factors the Trustees should consider in their evaluation of the Agreement; and (2) a report and presentation by Copeland that described: (a) the nature, extent and quality of the services to be provided by Copeland to the International Fund and the experience and qualifications of the personnel to provide those services; (b) Copeland’s organizational structure, financial information, level of insurance coverage and Form ADV; (c) Copeland’s investment process and the strategy of the Copeland International Risk Managed Dividend Growth Index, which the International Fund will track; (d) Copeland’s assets under management; (e) Copeland’s brokerage, soft dollar commission and trade allocation policies, including the types of research and services expected to be obtained in connection with soft dollar commissions; (f) the proposed advisory fee arrangement with the International Fund; (g) the proposed contractual fee and expense waiver arrangement with the International Fund; (h) Copeland’s compliance program to monitor and review investment decisions and to prevent and detect violations of the International Fund’s investment policies and limitations, as well as federal securities laws and conflicts of interest assessments; (i) the estimated costs of the services to be provided and the estimated profits expected to be realized by Copeland from its relationships with the International Fund; (j) the extent to which economies of scale are relevant to the International Fund as the International Fund grows, and whether the fee levels reflect these economies of scale to the benefit of shareholders; and (k) the benefits of adding the International Fund to the Trust.  The Trustees discussed the written materials and Copeland’s oral presentation, together with information provided to the Trustees since the commencement of the Trust’s operations.  In their deliberations, the Trustees did not identify any single piece of information that was all-important or controlling.

The Trustees, including all of the Independent Trustees, reached the following conclusions, among others, regarding Copeland and the Agreement.  As to the nature, extent and quality of the services to be provided by Copeland to the International Fund, its financial condition and the experience and qualifications of the portfolio manager, the Trustees determined that Copeland has the capabilities, resources and personnel necessary to manage the International Fund.

As to the estimated costs of the services to be provided and the estimated profits expected to be realized by Copeland, the Trustees concluded that they were satisfied that Copeland’s estimated level of profitability from its relationships with the International Fund seemed reasonable and the benefits to be derived by Copeland from managing the International Fund, including how it expects to use soft dollars, and the way in which it proposes to conduct portfolio transactions and select brokers, seemed reasonable.

As to the proposed management fee and estimated expenses, the Trustees noted that Copeland informed the Trustees that it does not have any international accounts that are similarly managed as the International Fund and that it has not found any other international mutual funds that are similarly managed.  Consequently, the Trustees did not evaluate the proposed management fees and expenses against fees and expenses of similarly managed international accounts or other international mutual funds.  The Trustees considered the management fee of the Trust’s domestic fund as compared to the proposed management fee of the International Fund.  Based on the information provided by the Adviser on the rationale for the slightly higher management fee for the International Fund, the Trustees concluded that the proposed management fee is reasonable compared to the current management fee for the Trust’s domestic fund.

As to economies of scale, the Trustees noted that the Agreement does not contain breakpoints that reduce the fee rate as assets grow.  The Trustees considered Copeland’s agreement to waive fees and reimburse expenses as a means to limit the International Fund’s expenses and concluded that the absence of breakpoints was reasonable at this time.

Based upon the Trustees’ deliberations and evaluation of the information described above, the Trustees, including all of the Independent Trustees, determined that the terms of the Management Agreement were reasonable and fair to the International Fund and its shareholders and voted to approve the Management Agreement.

Copeland Funds

DISCLOSURE OF FUND EXPENSES (Unaudited)

May 31, 2014

As a shareholder of the Copeland Risk Managed Dividend Growth Fund and the Copeland International Risk Managed Dividend Growth Fund you incur two types of costs (1) transaction costs, including sales charges (loads) on purchase payments and sales (for Class A shares only) and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1 fees for Class A and C shares only) fees, shareholder servicing fees (for Class I shares only) and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses:  The first line of the table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes:  The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees which may be applicable to your account.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (12/1/13)	Ending Account Value (5/31/14)	Annualized Expense Ratio	Expenses Paid During the Period (12/1/13 to 5/31/14)
Actual *
Copeland Risk Managed Dividend Growth Fund
Class A	$1,000.00	$1,071.20	1.45%	$ 7.49
Class C	$1,000.00	$1,067.70	2.20%	$11.34
Class I	$1,000.00	$1,072.10	1.22%	$ 6.30
Copeland International Risk Managed Dividend Growth Fund
Class A	$1,000.00	$1,086.90	1.60%	$ 8.32
Class C	$1,000.00	$1,081.90	2.35%	$12.20
Class I	$1,000.00	$1,086.90	1.45%	$ 7.54
Hypothetical * (5% return before expenses)
Copeland Risk Managed Dividend Growth Fund
Class A	$1,000.00	$1,017.70	1.45%	$ 7.29
Class C	$1,000.00	$1,013.96	2.20%	$11.05
Class I	$1,000.00	$1,018.85	1.22%	$ 6.14
Copeland International Risk Managed Dividend Growth Fund
Class A	$1,000.00	$1,016.95	1.60%	$ 8.05
Class C	$1,000.00	$1,013.21	2.35%	$11.80
Class I	$1,000.00	$1,017.70	1.45%	$ 7.29

* Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the six month period ended May 31, 2014 (182) divided by the number of days in the fiscal year.

PRIVACY NOTICE
FACTS		WHAT DOES COPELAND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

  The types of personal information we collect and share depend on the product or service you have with us. This information can include:

▪ Social Security number

▪ Purchase History

▪ Assets

▪ Account Balances

▪ Retirement Assets

▪ Account Transactions

▪ Transaction History

▪ Wire Transfer Instructions

▪ Checking Account Information

  When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Copeland Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Copeland Trust share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?		Call 1-888-9-COPELAND (1-888-926-7352)

Who we are:
Who is providing this notice?	Copeland Trust
What we do:
How does Copeland Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Copeland Trust collect my personal information?

We collect your personal information, for example, when you

▪ Open an account

▪ Provide account information

▪ Give us your contact information

▪ Make deposits or withdrawals from your account

▪ Make a wire transfer

▪ Tell us where to send the money

▪ Tells us who receives the money

▪ Show your government-issued ID

▪ Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

 Federal law gives you the right to limit only

▪

Sharing for affiliates’ everyday business purposes – information about your creditworthiness

▪

Affiliates from using your information to market to you

▪

Sharing for nonaffiliates to market to you

       State laws and individual companies may give you additional rights to limit sharing.

Definitions:
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ▪ Copeland Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ▪ Copeland Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ▪ Copeland Trust does not jointly market.

Investment Adviser

Copeland Capital Management, LLC

8 Tower Bridge

161 Washington Street, Suite 1650

Conshohocken, PA 19428

Distributor

Northern Lights Distributors, LLC

17605 Wright Street

Omaha, NE 68130

Legal Counsel

Drinker Biddle & Reath, LLP

Once Logan Square, Suite 2000

Philadelphia, PA 19103

Independent Registered Public Accounting Firm

Tait, Weller & Baker LLP

1818 Market Street, Suite 2400

Philadelphia, PA 19103

Transfer Agent

Gemini Fund Services, LLC

17605 Wright Street, Suite 2

Omaha, NE 68130

Administrator

Gemini Fund Services, LLC

80 Arkay Drive Suite 110

Hauppauge, NY 11788

Custodian

Fifth Third Bank

38 Fountain Square Plaza

Cincinnati, Ohio 45263

__________________________________________________________________________________________________________

How to Obtain Proxy Voting Information

Information regarding how the Funds vote proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Funds used to determine how to vote proxies is available without charge, upon request, by calling 1-888-9-COPELAND or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-888-9-COPELAND.

Item 2. Code of Ethics.   Not required for semi-annual reports.

Item 3. Audit Committee Financial Expert.  Not required for semi-annual reports.

Item 4. Principal Accountant Fees and Services.  Not required for semi-annual reports.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Funds.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s second fiscal quarter of the period covered by this Form N-CSR that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Code of Ethics –Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Copeland Trust

By (Signature and Title)

/s/Eric C. Brown

Eric C. Brown, President

Date

7/31/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Eric C. Brown

Eric C. Brown, President

Date

7/31/14

By (Signature and Title)

/s/Mark W. Giovanniello

Mark W. Giovanniello, Treasurer

Date

7/31/14